Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of provision for income taxes	The provision for income taxes consisted of the following:
	For the Years Ended December 31,
	2022	2021	2020
Current	$(11,406,062)	$(1,535,193)	$(77,110)
Deferred	7,061,293	129,034	-
Less from discontinued operations	$-	$-	$(767)
Total from continuing operations	$(4,344,769)	$(1,406,159)	$(76,343)

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	For the Years Ended December 31,
	2022	2021	2020
Statutory income tax rate	25%	25%	25%
Tax effect of different tax rates in other jurisdictions	2%	3%	3%
Tax effect of non-deductible expenses	1%	-%	-%
Changes in valuation allowance	-%	-%	(21)%
Effective tax rate	28%	28%	8%

Schedule of cumulative net operating losses carried forward	The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:
	For the Years Ended December 31,
	2022	2021	2020
PRC Region	$1,262,629	$508,737	$445,060
HK Region	-	-	45,090
Singapore Region	6,444	3,385	-
Total cumulative net operating loss carry-forward from continuing operation	$1,269,073	$512,122	$490,150

Schedule of net deferred tax assets	Components of the Company’s net deferred tax assets are set forth below:
	December 31,	December 31,
	2022	2021
Deferred tax assets:
Allowance for doubtful accounts	$6,867,322	$-
Net operating loss carry-forwards	305,492	129,034
Total of deferred tax assets	$7,172,814	$129,034
Less: valuation allowance	-	-
Net deferred tax assets	$7,172,814	$129,034

Schedule of unrecognized tax benefits related to the Company's uncertain tax positions	The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Gross beginning balance	$2,960,155	$1,638,673	$1,562,330
Gross increase to tax positions in the current period	3,606,873	1,321,482	76,343
Gross increase to tax position in the prior period	-	-	-
Gross decrease to tax position in the prior period	-	-	-
Lapse of statute limitations	-	-	-
Less from discontinued operations	$-	$-	$-
Gross ending balance from continuing operations	$6,567,028	$2,960,155	$1,638,673